Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Options, At the beginning of the year | shares	36,000,000
Number of Shares Options, Granted | shares
Number of Shares Options, Forfeited | shares	(1,000,000)
Number of Shares Options, Expired | shares
Number of Shares Options, Canceled | shares
Number of Shares Options, At the end of the year | shares	35,000,000
Number of Shares Options, Vested and exercisable at the end of the year | shares	35,000,000
Average Exercise Price Per Share Options, At the beginning of the year | $ / shares	$ 0.08154
Average Exercise Price Per Share Options, Granted | $ / shares
Average Exercise Price Per Share Options, Forfeited | $ / shares	0.08154
Average Exercise Price Per Share Options, Expired | $ / shares
Average Exercise Price Per Share Options, Canceled | $ / shares
Average Exercise Price Per Share Options, At the end of the year | $ / shares	0.08154
Average Exercise Price Per Share Options, Vested and exercisable at the end of the year | $ / shares	$ 0.08154
Weighted-Average remaining contractual life (in years), At the beginning of the year	6 years 11 months 8 days
Weighted-Average remaining contractual life (in years), At the end of the year	5 years 11 months 8 days
Weighted-Average remaining contractual life (in years), Vested and exercisable at the end of the year	5 years 11 months 8 days